Stockholders' Deficit (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Outstanding, Number of Shares	0	1,800,000	1,167,653
Outstanding, Weighted Average Exercise Price	$ 0	$ 0.00858	$ 2.18
Granted, Number of Shares		6,582,382	400,000
Granted, Weighted Average Exercise Price	0.63	$ 0.00858	$ 0.00858
Additional warrants due to trigger of ratchet feature, Number of Shares			6,659,382
Additional warrants due to trigger of ratchet feature			$ 0.00858
Exercised, Number of Shares		(8,382,382)	(3,514,900)
Exercised, Weighted Average Exercise Price		$ 0.0561	$ 0.00858
Forfeited, Number of Shares			(2,769,482)
Forfeited, Weighted Average Exercise Price			$ 0.00858
Expired, Number of Shares			(142,653)
Expired, Weighted Average Exercise Price			$ 17.42
Outstanding, Number of Shares		0	1,800,000
Outstanding, Weighted Average Exercise Price	$ 0.63	$ 0	$ 0.00858